Document and Entity Information	May 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2020
Entity Registrant Name	FIRST AMERICAN FINANCIAL CORPORATION
Entity Central Index Key	0001472787
Entity Emerging Growth Company	false
Entity File Number	001-34580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911571
Entity Address, Address Line One	1 First American Way
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5913
City Area Code	714
Local Phone Number	250-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE